Document and Entity Information	Nov. 11, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001735184
Document Type	8-K
Document Period End Date	Nov. 11, 2026
Entity Registrant Name	Retail Value Inc.
Entity Incorporation State Country Code	OH
Entity File Number	1-38517
Entity Tax Identification Number	82-4182996
Entity Address, Address Line One	3300 Enterprise Parkway
Entity Address, City or Town	Beachwood
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44122
City Area Code	(216)
Local Phone Number	755-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true